American United Life Insurance Company(R)
         One American Square
         P.O. Box 368
         Indianapolis, Indiana 46206-0368
         Telephone (317) 285-1869

         May 7, 2001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      AUL American Series Fund, Inc.
                  American United Life Insurance Company(R)
                  File No. 33-30156

Dear Sir or Madam:

     This is to certify that the most recent amendment to the Registration Statement of the AUL American Series Fund, Inc. was filed electronically and that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 do not differ from those contained in the most recent amendment to the Registration Statement.

     No fees are  required in  connection  with this  filing.  Please call me at
(317) 285-1525 with any questions or comments regarding the attached.


Sincerely,



/s/ John C. Swhear

John C. Swhear
Senior Counsel
American United Life Insurance Company(R)